Note 6 - Trade and Other Receivables - Components of Trade and Other Receivables (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Mar. 31, 2018
Statement Line Items [Line Items]
Trade account receivables, net	$ 422,512	$ 332,083
Accrued gas receivables	5,519	15,893
Unbilled revenues	323,000	301,577
Other	35,821	47,754
	$ 786,852	$ 697,307